Finance Costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance Costs
25.	FINANCE COSTS

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest expense
Corporate bonds	$1,139.9	$1,337.3	$5,203.0
Lease liabilities	240.9	227.8	193.3
Bank loans	1,869.4	500.9	17.6
Others	0.7	15.5	0.3

	$3,250.9	$2,081.5	$5,414.2